Revenue and Construction Contracts - Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
From the sale of goods associated to CEMEX's main activities	$ 265,584	$ 246,135	$ 239,230
From the sale of services	3,064	3,313	3,110
From the sale of other goods and services	8,207	7,989	7,137
Total	$ 276,855	$ 257,437	$ 249,477